Long-term debt - Maturity profile (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Maturity profile
Long-term debt	R 167,197	R 129,569	R 101,830
Within one year
Maturity profile
Long-term debt	19,686	2,219
One to five years
Maturity profile
Long-term debt	133,179	112,676
More than five years
Maturity profile
Long-term debt	R 14,332	R 14,674